Funding costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Consumer deposits	$ (330)	$ (343)	$ (190)
Fair value adjustment on loans sold and held for sale	(163)	(30)	0
Other cost of securitisations	(32)	(34)	(22)
Interest-bearing securities	(30)	(26)	(24)
Liabilities to credit institutions	(30)	(17)	(13)
Subordinated liabilities	(19)	(17)	(6)
Other funding costs	(63)	(36)	(42)
Total	$ (667)	$ (503)	$ (297)